Jun. 01, 2017
GuidePath® Growth Allocation Fund
GuidePath® Growth Allocation Fund
GPS FUNDS II GuidePath® Growth Allocation Fund SUPPLEMENT TO THE PROSPECTUS DATED JULY 31, 2016 The date of this supplement is June 1, 2017
1. The fourth sentence in the fifth paragraph of the "Principal Investment Strategies of the Fund" section of the Prospectus for the GuidePath® Growth Allocation Fund (the "Fund") is amended as follows:

Under normal market conditions, the Fund is expected to allocate approximately 98% of its assets to equity securities or investments that provide exposure to equity securities and 2% of its assets to fixed income securities or investments that provide exposure to fixed income securities, including cash equivalents.

 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE